Income Taxes - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (benefit)
Federal	$ (43)	$ (78)	$ (67)
State and local	1	(3)	2
Total current tax expense (benefit)	(42)	(81)	(65)
Deferred tax expense (benefit)
Federal	1,382	675	(703)
State and local	56	22	(73)
Total deferred tax expense (benefit)	1,438	697	(776)
Total income taxes	$ 1,396	$ 616	$ (841)